Expense Example, No Redemption - PIMCO Mortgage Opportunities and Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	481	706	948	1,643	186	576	990	2,148